Leases - Summary of Estimated Future Lease Payments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payable	$ 12,382,273	$ 4,053,632	$ 3,020,523
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payable	906,405	788,950	672,834
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payable	5,284,731	2,185,391	1,917,092
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payable	$ 6,191,137	$ 1,079,291	$ 430,597